Interest in associates and joint ventures - Reconciliation of BoCom's total shareholders' equity to carrying amount (Details) - USD ($) $ in Millions	Dec. 31, 2017	Sep. 30, 2017	Dec. 31, 2016	Sep. 30, 2016
Disclosure of associates [line items]
Goodwill and other intangible assets	$ 23,453		$ 21,346
Carrying amount	22,577		19,874
Bank of Communications Co., Limited
Disclosure of associates [line items]
HSBC’s share of total shareholders’ equity		$ 17,551		$ 15,285
Goodwill and other intangible assets		506		480
Carrying amount	$ 18,057	$ 18,057	$ 15,765	$ 15,765